Financing Activities (Credit Arrangements) (Detail)		1 Months Ended			9 Months Ended		12 Months Ended
		Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	May. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) yr	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 02, 2015 USD ($)	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015 USD ($)	Jun. 01, 2015 USD ($)	Aug. 31, 2014
Credit Arrangments and Short-term Debt
Capacity							$ 3,250,000,000
Borrowed							630,000,000
Letters of Credit Issued							281,000,000	$ 244,000,000
Unused Capacity							2,339,000,000
Unamortized fees included in interest expense					$ 12,000,000
Long Term Debt
Total aggregate consideration paid to repurchase debt					33,000,000	$ 308,000,000	309,000,000	747,000,000	$ 9,000,000
Debt outstanding							$ 2,218,000,000	2,525,000,000
RJS Power
Long Term Debt
Long term debt assumed														$ 1,244,000,000
Unsecured Debt
Credit Arrangments and Short-term Debt
Weighted average interest rate	[1]						5.31%
Long Term Debt
Interest rate															5.40%
Exempt Facilities Revenue Refunding Bonds
Long Term Debt
Debt instrument, face amount			$ 231,000,000		231,000,000
Interest rate											3.00%
Term Loan and Revolving Credit Facility | MACH Gen. LLC | Subsequent event
Long Term Debt
Debt outstanding										$ 578,000,000
Term Loan | MACH Gen. LLC | Subsequent event
Credit Arrangments and Short-term Debt
Weighted average interest rate										6.21%
Long Term Debt
Debt outstanding										$ 475,000,000
Series 2009A Bonds | Exempt Facilities Revenue Refunding Bonds
Long Term Debt
Debt instrument, face amount			$ 100,000,000		$ 100,000,000
Interest rate			6.40%		6.40%
Series 2009B and 2009C Bonds | Exempt Facilities Revenue Refunding Bonds
Long Term Debt
Debt instrument, face amount			$ 131,000,000		$ 131,000,000
Interest rate			5.00%		5.00%
Fixed interest rate period until mandatory repurchase and optional remarketing			5 years
Talen Energy Supply | Redeemable Senior Unsecured Notes due 2025 | Unsecured Debt
Long Term Debt
Debt instrument, face amount				$ 600,000,000
Interest rate				6.50%
Proceeds from debt, net				$ 591,000,000
Talen Energy Supply | Senior Notes due 2019 | Senior Notes
Long Term Debt
Interest rate												4.625%
Talen Energy Supply | Senior Notes due 2019 | Senior Notes | RJS Power
Long Term Debt
Interest rate													5.125%
Long term debt assumed													$ 1,250,000,000
Talen Energy Supply | Reset Put Securities due 2035 | REset Put Securities | Subsequent event
Long Term Debt
Debt instrument, face amount		$ 300,000,000
Interest rate		5.70%
Total aggregate consideration paid to repurchase debt		$ 434,000,000
Principal amount repurchased		300,000,000
Remarketing option value paid		134,000,000
Talen Energy Supply | On or prior to June 1, 2020 | Redeemable Senior Unsecured Notes due 2025 | Unsecured Debt
Long Term Debt
Redemption price percentage				100.00%
Talen Energy Supply | On or prior to June 1, 2018 | Redeemable Senior Unsecured Notes due 2025 | Unsecured Debt
Long Term Debt
Redemption price percentage				106.50%
Redemption price, percentage of principal amount that may be redeemed				35.00%
Syndicated Secured Credit Facility
Credit Arrangments and Short-term Debt
Expiration Date	[2]				Jun. 30, 2020
Capacity	[2]		$ 1,850,000,000		$ 1,850,000,000
Borrowed	[2]		0		0
Unused Capacity	[2]		1,516,000,000		1,516,000,000
Maximum percentage of debt to total capitalization allowed under the credit facility							65.00%
Potential capacity increase							$ 500,000,000
Interest rate on outstanding borrowing							2.05%
Letters of Credit Issued	[2]		$ 334,000,000		$ 334,000,000
Covenant, ratio of secured debt to adjusted EBITDA			4.50		4.50
Syndicated Secured Credit Facility | Talen Energy Supply
Credit Arrangments and Short-term Debt
Carrying value of property subject to lien to support facility			$ 7,000,000,000		$ 7,000,000,000
Syndicated Secured Credit Facility | Talen Energy Supply | Subsequent event
Credit Arrangments and Short-term Debt
Borrowed		550,000,000
Amount borrowed under facility		$ 400,000,000
Weighted average interest rate		2.44%
Uncommitted Credit Facilities
Credit Arrangments and Short-term Debt
Capacity	[3]						$ 100,000,000
Letters of Credit Issued	[3]						22,000,000	77,000,000
Unused Capacity	[3]						$ 78,000,000
Facility Agreement
Credit Arrangments and Short-term Debt
Expiration Date							Jun. 30, 2017
Potential maximum Facility Agreement capacity							$ 500,000,000
Facility Agreement | Talen Energy Supply
Credit Arrangments and Short-term Debt
Expiration Date					Jun. 30, 2017
Potential maximum Facility Agreement capacity			500,000,000		$ 500,000,000
Secured Trading Facility
Credit Arrangments and Short-term Debt
Expiration Date							Nov. 03, 2019
Secured energy marketing and trading facility capacity							$ 800,000,000
Aggregate carrying value of mortgages							$ 2,600,000,000
Automatic renewal term (in years) | yr							1
Secured obligations outstanding							$ 64,000,000
Secured Trading Facility | Talen Energy Supply
Credit Arrangments and Short-term Debt
Expiration Date					Nov. 03, 2019
Secured energy marketing and trading facility capacity			$ 800,000,000		$ 800,000,000
Facility term					5 years
Revolving Credit Facility | MACH Gen. LLC | Subsequent event
Credit Arrangments and Short-term Debt
Capacity										160,000,000
Borrowed										$ 103,000,000
Weighted average interest rate										4.98%
PPL Electric | Syndicated Secured Credit Facility
Credit Arrangments and Short-term Debt
Expiration Date	[3],[4],[5]						Nov. 30, 2017
Capacity	[3],[4],[5]						$ 3,000,000,000
Borrowed	[3],[4],[5]						630,000,000
Letters of Credit Issued	[3],[4],[5]						121,000,000	29,000,000
Unused Capacity	[3],[4],[5]						$ 2,249,000,000
PPL Electric | Letter of Credit Facility Member
Credit Arrangments and Short-term Debt
Expiration Date	[3]						Mar. 31, 2015
Capacity	[3]						$ 150,000,000
Letters of Credit Issued	[3]						138,000,000	$ 138,000,000
Unused Capacity	[3]						$ 12,000,000

[1]	Includes $300 million of 5.70% REset Put Securities due 2035 (REPS). The REPS bear interest at a rate of 5.70% per annum to, but excluding, October 15, 2015 (Remarketing Date). The REPS are required to be put by existing holders on the Remarketing Date either for (a) purchase and remarketing by a designated remarketing dealer or (b) repurchase by PPL Energy Supply. If the remarketing dealer elects to purchase the REPS for remarketing, it will purchase the REPS at 100% of the principal amount, and the REPS will bear interest on and after the Remarketing Date at a new fixed rate per annum determined in the remarketing. PPL Energy Supply has the right to terminate the remarketing process. If the remarketing is terminated at the option of PPL Energy Supply or under certain other circumstances, including the occurrence of an event of default by PPL Energy Supply under the related indenture or a failed remarketing for certain specified reasons, PPL Energy Supply will be required to pay the remarketing dealer a settlement amount as calculated in accordance with the related remarketing agreement.
[2]	The facility includes capacity available for letters of credit and for short-term borrowings. The facility requires Talen Energy Supply to maintain a senior secured debt to adjusted EBITDA ratio (as defined in the agreement) of less than or equal to 4.50 to 1.00 as of the last day of any fiscal quarter. The company pays customary fees on the facility and borrowings bear interest at the company's option at either a defined base rate or LIBOR-based rates, in each case plus an applicable margin.
[3]	The facility contains a financial covenant requiring debt to total capitalization not to exceed 65%. Additionally, subject to certain conditions, PPL Energy Supply may request that its facility's capacity be increased by up to $500 million.
[4]	At December 31, 2014, PPL Energy Supply's interest rates on outstanding borrowings were 2.05%.
[5]	PPL Energy Supply pays customary fees and borrowings generally bear interest at LIBOR-based rates plus an applicable margin.